INVESTMENT PROPERTIES - Sensitivity Analysis (Details) - Property $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	$ 1,174
TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	2,347
DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	3,427
Core Office | DR | United States
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	337
Core Office | DR | Canada
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	91
Core Office | DR | Australia
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	79
Core Office | DR | Europe
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	49
Core Office | DR | Brazil
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	2
Core Office | TCR | United States
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	449
Core Office | TCR | Canada
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	143
Core Office | TCR | Australia
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	139
Core Office | TCR | Europe
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	109
Core Office | TCR | Brazil
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	2
Core Office | DR and TCR, or ICR | United States
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	774
Core Office | DR and TCR, or ICR | Canada
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	231
Core Office | DR and TCR, or ICR | Australia
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	215
Core Office | DR and TCR, or ICR | Europe
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	156
Core Office | DR and TCR, or ICR | Brazil
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	3
Dubai | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	421
Dubai | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	682
Dubai | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	1,044
LP Investments - Office | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	132
LP Investments - Office | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	275
LP Investments - Office | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	403
LP Investments Retail | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	58
LP Investments Retail | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	85
LP Investments Retail | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	133
Mixed-Use | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	5
Mixed-Use | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	6
Mixed-Use | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	11
Multifamily | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	0
Multifamily | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	80
Multifamily | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	80
Student Housing | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	0
Student Housing | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	168
Student Housing | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	168
Manufactured Housing | DR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	0
Manufactured Housing | TCR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR or +25bps TCR	209
Manufactured Housing | DR and TCR, or ICR
Disclosure of fair value measurement of assets [line items]
Impact of +25bps DR and +25bps TCR or +25bps ICR	$ 209